Property, Plant and Equipment - Mining assets (Narrative) (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Life-of-mine plans (term)	5 years
Doornkop | Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections	10.69%
Target 1 | Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections	12.15%
Hidden Valley | Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Transferred to mining assets	R 761	R 539
Bottom of range | South African operations
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections		11.69%	10.20%
Top of range | South African operations
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections		13.15%	13.10%